SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2014
Translations of amounts from RMB into US$	6.2046
Minimum [Member]
Payment term to corporate clients	45 days
Maximum [Member]
Payment term to corporate clients	60 days